Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Rebates, and Chargebacks
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 103,819	$ 69,167	$ 40,833
Addition Provision Related to Current Period Sales	251,686	155,219	100,433
Additions, Provision Related to Period Prior Sales	5,252	5,104	5,481
Deductions Rebates, Chargebacks and Discounts or Credits	174,372	125,671	77,580
Ending Balance	186,385	103,819	69,167
Allowance for Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	36,372	28,712	19,705
Addition Provision Related to Current Period Sales	34,899	22,192	17,933
Additions, Provision Related to Period Prior Sales	7,452	296	10,638
Deductions Returns or Credits Related to Prior Period Sales	18,270	14,828	19,564
Ending Balance	60,453	36,372	28,712
Allowance For Uncollectible Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	1,495	831	508
Additions, Charged to Costs and Expenses	317	664	323
Deductions, Accounts Written Off During Period
Ending Balance	1,812	1,495	831
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	6,913	7,711	48,727
Additions, Provisions for Valuation Allowance	293	1,694
Deductions, Release of Valuation Allowance/Other	1,201	2,492	41,016
Ending Balance	$ 6,005	$ 6,913	$ 7,711